Average Annual Total Returns - First Trust RiverFront Dynamic Emerging Markets ETF	First Trust RiverFront Dynamic Emerging Markets ETF 1 Year	First Trust RiverFront Dynamic Emerging Markets ETF Since Inception	First Trust RiverFront Dynamic Emerging Markets ETF Inception Date	First Trust RiverFront Dynamic Emerging Markets ETF After tax on distributions 1 Year	First Trust RiverFront Dynamic Emerging Markets ETF After tax on distributions Since Inception	First Trust RiverFront Dynamic Emerging Markets ETF After tax on distributions and sale of fund shares 1 Year	First Trust RiverFront Dynamic Emerging Markets ETF After tax on distributions and sale of fund shares Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.68%	10.81%	Jun. 14, 2016	8.07%	9.53%	5.09%	7.90%	18.31%	13.69%